Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 925,292	S/ 63,476,583
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	14,010,029	13,143,526
Debt instruments measured at fair value through other comprehensive income [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	13,676,854	12,830,281
Debt instruments measured at fair value through other comprehensive income [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	333,175	313,245
Debt instruments measured at fair value through other comprehensive income [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	6,482,810	5,558,408
Debt instruments measured at fair value through other comprehensive income [member] | High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	6,482,810	5,558,408
Debt instruments measured at fair value through other comprehensive income [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	7,527,219	7,585,118
Debt instruments measured at fair value through other comprehensive income [member] | Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	7,194,044	7,271,873
Debt instruments measured at fair value through other comprehensive income [member] | Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 333,175	S/ 313,245